Segmental analysis - Constant currency profit before tax and balance sheet data (Details) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2023 USD ($)		Jun. 30, 2023 USD ($) global_function		Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)
Disclosure of operating segments [line items]
Number of global functions | global_function				3
Net operating income before change in expected credit losses and other credit impairment charges	[1],[2]			$ 36,876		$ 24,545
– of which: net interest income/(expense)	[1]			18,264		13,385
Change in expected credit losses and other credit impairment charges	[1]			(1,345)		(1,087)
Net operating income	[1]			35,531		23,458
Total operating expenses	[1]			(15,457)		(16,127)
Operating profit	[1]			20,074		7,331
Share of profit in associates and joint ventures	[1],[3]			1,583		1,449
Profit before tax	[1],[3]			21,657		8,780
Loans and advances to customers (net)		$ 959,558	[4]	959,558	[4]	1,027,021	$ 923,561	[4]	$ 1,044,534
Interests in associates and joint ventures		29,546	[4]	29,546	[4]	29,446	29,254	[4]	29,609
Total external assets		3,041,476	[4]	3,041,476	[4]	2,970,481	2,949,286	[4]	2,953,792
Customer accounts		1,595,769	[4]	1,595,769	[4]	1,651,301	1,570,303	[4]	$ 1,710,574
Insurance finance expense	[1]			(4,234)		11,773
Operating segments
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges				36,876		23,647
Change in expected credit losses and other credit impairment charges				(1,345)		(1,074)
Net operating income				35,531		22,573
Total operating expenses				(15,457)		(15,532)
Operating profit				20,074		7,041
Share of profit in associates and joint ventures				1,583		1,363
Profit before tax				$ 21,657		$ 8,404
Share of HSBC’s constant currency profit before tax				100.00%		100.00%
Constant currency cost efficiency ratio				0.419		0.657
Loans and advances to customers (net)		959,558		$ 959,558		$ 1,037,874	936,613
Interests in associates and joint ventures		29,546		29,546		28,090	28,384
Total external assets		3,041,476		3,041,476		3,010,510	2,995,590
Customer accounts		1,595,769		1,595,769		1,671,151	$ 1,592,396
Operating segments | Wealth and Personal Banking
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges				16,200		10,058
Change in expected credit losses and other credit impairment charges				(502)		(584)
Net operating income				15,698		9,474
Total operating expenses				(7,141)		(6,995)
Operating profit				8,557		2,479
Share of profit in associates and joint ventures				35		8
Profit before tax				$ 8,592		$ 2,487
Share of HSBC’s constant currency profit before tax				39.70%		29.60%
Constant currency cost efficiency ratio				0.441		0.695
Loans and advances to customers (net)		463,836		$ 463,836		$ 482,962
Interests in associates and joint ventures		555		555		487
Total external assets		900,370		900,370		884,333
Customer accounts		809,864		809,864		846,974
Operating segments | Commercial Banking
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges				12,216		7,055
Change in expected credit losses and other credit impairment charges				(704)		(278)
Net operating income				11,512		6,777
Total operating expenses				(3,572)		(3,345)
Operating profit				7,940		3,432
Share of profit in associates and joint ventures				(1)		0
Profit before tax				$ 7,939		$ 3,432
Share of HSBC’s constant currency profit before tax				36.70%		40.80%
Constant currency cost efficiency ratio				0.292		0.474
Loans and advances to customers (net)		319,246		$ 319,246		$ 354,273
Interests in associates and joint ventures		24		24		31
Total external assets		654,474		654,474		628,040
Customer accounts		472,146		472,146		491,115
Operating segments | Global Banking and Markets
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges				8,501		7,459
Change in expected credit losses and other credit impairment charges				(136)		(210)
Net operating income				8,365		7,249
Total operating expenses				(4,785)		(4,557)
Operating profit				3,580		2,692
Share of profit in associates and joint ventures				0		0
Profit before tax				$ 3,580		$ 2,692
Share of HSBC’s constant currency profit before tax				16.50%		32.00%
Constant currency cost efficiency ratio				0.563		0.611
Loans and advances to customers (net)		176,182		$ 176,182		$ 200,082
Interests in associates and joint ventures		107		107		104
Total external assets		1,342,110		1,342,110		1,330,747
Customer accounts		313,126		313,126		332,473
Operating segments | Corporate Centre
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges				(41)		(925)
Change in expected credit losses and other credit impairment charges				(3)		(2)
Net operating income				(44)		(927)
Total operating expenses				41		(635)
Operating profit				(3)		(1,562)
Share of profit in associates and joint ventures				1,549		1,355
Profit before tax				$ 1,546		$ (207)
Share of HSBC’s constant currency profit before tax				7.10%		(2.40%)
Constant currency cost efficiency ratio				1.000		(0.686)
Loans and advances to customers (net)		294		$ 294		$ 557
Interests in associates and joint ventures		28,860		28,860		27,468
Total external assets		144,522		144,522		167,390
Customer accounts		633		633		589
Operating segments excluding intersegment elimination
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges				36,876		23,647
– of which: net interest income/(expense)				18,264		12,846
Operating segments excluding intersegment elimination | Wealth and Personal Banking
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges				12,416		9,665
– of which: net interest income/(expense)				10,299		6,493
Operating segments excluding intersegment elimination | Commercial Banking
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges				12,897		7,199
– of which: net interest income/(expense)				8,375		4,817
Operating segments excluding intersegment elimination | Global Banking and Markets
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges				13,939		8,357
– of which: net interest income/(expense)				3,546		2,009
Operating segments excluding intersegment elimination | Corporate Centre
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges				(2,376)		(1,574)
– of which: net interest income/(expense)				(3,956)		(473)
Insurance finance expense				3,800		400
Increase in associated funding costs		$ 400
– inter-segment
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges				0		0
– inter-segment | Wealth and Personal Banking
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges				3,784		393
– inter-segment | Commercial Banking
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges				(681)		(144)
– inter-segment | Global Banking and Markets
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges				(5,438)		(898)
– inter-segment | Corporate Centre
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges				$ 2,335		$ 649

[1]	1 From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.
[2]	Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.
[3]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.
[4]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.